INSURANCE SERVICE RESULT	12 Months Ended
Dec. 31, 2025
Insurance Service Result
INSURANCE SERVICE RESULT

32)	INSURANCE SERVICE RESULT

	R$ thousands
	Year ended December 31
	2025	2024	2023
Revenue from PAA contracts	53,576,235	49,545,938	44,618,387
Revenue from BBA contracts	7,450,972	7,781,746	6,331,612
Revenue from VFA contracts	84,058	13,244	302,828
Insurance and pension plans revenue	61,111,265	57,340,928	51,252,827
Claims incurred	(41,200,237)	(39,763,947)	(38,789,671)
Acquisition costs	(4,708,875)	(4,062,877)	(3,515,668)
Administrative expenses	(3,601,469)	(3,273,232)	(3,606,269)
Onerous contracts	(247,134)	(1,334,682)	(70,204)
Reinsurance result	(22,207)	36,070	(35,304)
Insurance contract expenses	(49,779,922)	(48,398,668)	(46,017,116)
Insurance services result from insurance and pension plans	11,331,343	8,942,260	5,235,711